Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Debt Instrument [Line Items]
Loss contingency accrual reversal	$ 0	$ 0	$ 0	$ 0
Financial Standby Letter of Credit | Arduino
Debt Instrument [Line Items]
Guarantor obligation	$ 5,900,000		$ 5,900,000		$ 5,400,000